Certain risks and concentration (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Certain risks and concentration [Line Items]
Maximum foreign ownership in internet information provider or other value-added telecommunication service provider's business allowed under PRC laws and regulations	50.00%
Inter segment elimination
Certain risks and concentration [Line Items]
Revenues from sales of software	$ 1,415	$ 0	$ 24,523
Cost of revenues and operating expenses for purchase of software	54,127	80,402	41,832
Cost of revenues and operating expenses for technical support services	$ 55,760	35,899	447,271
Minimum
Certain risks and concentration [Line Items]
Term of contractual agreements	10 years
Maximum
Certain risks and concentration [Line Items]
Term of contractual agreements	30 years
Guangzhou Huaduo
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Beijing Tuda and Guangzhou Huaduo [Member]
Certain risks and concentration [Line Items]
Maximum percentage of the income of VIEs which may be charged as service fees	100.00%
Maximum percentage of the profits payable by VIEs	100.00%
Guangzhou BaiGuoYuan
Certain risks and concentration [Line Items]
Equity interests ownership (as a percent)	100.00%
Variable interest entity
Certain risks and concentration [Line Items]
Unsettled balance of Service fees payable	$ 325,428	66,811
Group companies | Inter segment elimination
Certain risks and concentration [Line Items]
Cash paid for settlement of software transactions	52,878	62,499	53,696
Cash paid for settlement of technical support fees	56,823	52,119	369,897
Revenues earned from Group companies	$ 9,668	$ 129,440	$ 25,039